UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     June 30, 2004

Check here if Amendment [   ]; Amendment Number: ____
        This Amendment (Check only one.):   [   ] is a restatement.
                                            [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:                 NLI International Inc.
Address:              1251 Avenue of the Americas, Suite 5210
                      New York, NY  10020-1198


Form 13F File Number: 28-3430

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:                 Minoru Konno
Title:                President
Phone:                (212) 403-3400

Signature, Place, and Date of Signing:

/s/  Minoru Konno                  New York, NY                   7/29/04
    [Signature]                    [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     62

Form 13F Information Table Value Total:     93,688
                                            (thousands)

List of Other Included Managers:            None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     None

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                                       FORM 13F INFORMATION TABLE
                              NAME OF REPORTING MANAGER: NLI INTERNATIONAL INC.
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

  Item   1                     Item 2         Item 3     Item 4           Item 5         Item 6        Item 7        Item 8

                                                                                                                     Voting
  Name of                     Title of        CUSIP      Value       Amount and Type     Investment    Other        Authority
  Issuer                       Class          Number    ($1,000)       of Security       Discretion   Managers      (Shares)

                                                                    Shares or
                                                                    Principal SH/ PUT/
                                                                     Amount   PRN CALL                          Sole    Shared  None

BEST BUY INC.                   COM          086516101   1,329       26,200    SH           Sole                26,200
BRUNSWICK CORP                  COM          117043109   1,163       28,500    SH           Sole                28,500
CARNIVAL CORP COMM PAIRED STK   PAIRED CTF   143658300   1,246       26,500    SH           Sole                26,500
COMCAST CORPORATION CL A        CL A         20030N101   1,644       58,500    SH           Sole                58,500
HARLEY DAVIDSON INC             COM          412822108     948       15,300    SH           Sole                15,300
INTL GAME TECHNOLOGY            COM          459902102   1,000       25,900    SH           Sole                25,900
JOHNSON CONTROLS INC.           COM          478366107   1,057       19,800    SH           Sole                19,800
OMNICOM GROUP INS               COM          681919106   1,146       15,100    SH           Sole                15,100
TARGET CORP                     COM          87612E106     633       14,900    SH           Sole                14,900
TIME WARNER INC                 COM          887317105     752       42,800    SH           Sole                42,800
AVON PRODUCTS                   COM          054303102   1,486       32,200    SH           Sole                32,200
PEPSICO INC                     COM          713448108   2,457       45,600    SH           Sole                45,600
PROCTER & GAMBLE                COM          742718109   2,297       42,200    SH           Sole                42,200
SYSCO CORP                      COM          871829107   1,399       39,000    SH           Sole                39,000
WAL-MART STORES INC             COM          931142103   2,047       38,800    SH           Sole                38,800
WALGREEN CO                     COM          931422109   1,398       38,600    SH           Sole                38,600
EXXON MOBIL CORP                COM          30231G102   4,659      104,900    SH           Sole               104,900
NOBLE CORP                      COM          G65422100   1,065       28,100    SH           Sole                28,100
AMBAC FINANCIAL GROUP           COM          023139108   1,146       15,600    SH           Sole                15,600
AMERICAN INTERNATIONAL GROUP    COM          026874107   1,725       24,200    SH           Sole                24,200
BANK OF AMERICA CORP            COM          060505104   2,175       25,700    SH           Sole                25,700
CAPITAL ONE FINANCIAL CORP      COM          14040H105   1,792       26,200    SH           Sole                26,200
CITIGROUP                       COM          172967101   3,999       86,000    SH           Sole                86,000
FANNIE MAE                      COM          313586109   1,527       21,400    SH           Sole                21,400
FRANKLIN RESOURCES INC          COM          354613101   1,643       32,800    SH           Sole                32,800
JP MORGAN CHASE & COMPANY       COM          46625H100   1,190       30,700    SH           Sole                30,700
MELLON FINANCIAL CORP           COM          58551A108   1,176       40,100    SH           Sole                40,100
MGIC INVT CORP WIS              COM          552848103   1,077       14,200    SH           Sole                14,200
MORGAN STANLEY                  COM          617446448     945       17,900    SH           Sole                17,900
WELLS FARGO & COMPANY           COM          949746101     916       16,000    SH           Sole                16,000
AMGEN INC.                      COM          031162100   1,321       24,200    SH           Sole                24,200
BOSTON SCIENTIFIC CORP          COM          101137107   1,708       39,900    SH           Sole                39,900
JOHNSON & JOHNSON               COM          478160104   2,005       36,000    SH           Sole                36,000
PAGE TOTAL:                                             52,067

LILLY /ELI/ & CO.               COM          532457108   1,454       20,800    SH           Sole                20,800
PFIZER INC                      COM          717081103   3,846      112,200    SH           Sole               112,200
WATSON PHARMACEUTICALS INC      COM          942683103     654       24,300    SH           Sole                24,300
WELLPOINT HEALTH NETWORKS INC   COM          94973H108   1,669       14,900    SH           Sole                14,900
3M CO                           COM          88579Y101   1,368       15,200    SH           Sole                15,200
GENERAL ELECTRIC                COM          369604103   4,452      137,400    SH           Sole               137,400
MASCO CORP                      COM          574599106   1,388       44,500    SH           Sole                44,500
NORTHROP GRUMMAN CORP           COM          666807102   1,203       22,400    SH           Sole                22,400
PITNEY BOWES                    COM          724479100     925       20,900    SH           Sole                20,900
TYCO INTERNATIONAL LTD REGD SH  COM          902124106   1,737       52,400    SH           Sole                52,400
APPLIED MATERIALS INC           COM          038222105     685       34,900    SH           Sole                34,900
CISCO SYSTEMS INC               COM          17275R102   2,443      103,100    SH           Sole               103,100
COMPUTER SCIENCES CORP          COM          205363104   1,244       26,800    SH           Sole                26,800
FIRST DATA CORP                 COM          319963104   1,451       32,600    SH           Sole                32,600
HEWLETT-PACKARD                 COM          428236103     838       39,700    SH           Sole                39,700
INTEL CORP                      COM          458140100   2,150       77,900    SH           Sole                77,900
INTL BUSINESS MACHINES          COM          459200101   1,410       16,000    SH           Sole                16,000
MICROSOFT CORP                  COM          594918104   4,141      145,000    SH           Sole               145,000
PERKINELMER INC                 COM          714046109     477       23,800    SH           Sole                23,800
SYMANTEC CORP                   COM          871503108     998       22,800    SH           Sole                22,800
TEXAS INSTRUMENTS INC           COM          882508104     501       20,700    SH           Sole                20,700
AIR PRODUCTS & CHEMICALS        COM          009158106     949       18,100    SH           Sole                18,100
DOW CHEMICAL                    COM          260543103     838       20,600    SH           Sole                20,600
DU PONT /EI/ DE NEMOURS & CO    COM          263534109     400        9,000    SH           Sole                 9,000
INTL PAPER CO                   COM          460146103     715       16,000    SH           Sole                16,000
BELLSOUTH CORP                  COM          079860102     461       17,600    SH           Sole                17,600
CENTURYTEL INC                  COM          156700106     655       21,800    SH           Sole                21,800
VERIZON COMMUNICATIONS          COM          92343V104   1,270       35,100    SH           Sole                35,100
EXELON CORPORATION              COM          30161N101   1,298       39,000    SH           Sole                39,000
PAGE TOTAL:                                             41,621
GRAND TOTAL:                                            93,688


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